LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 69.6%	Shares	Value
Aerospace & Defense - 1.8%
Honeywell International, Inc.	6,100	$1,004,121
L3Harris Technologies, Inc.	6,300	1,069,992
		2,074,113
Banks - 2.3%
Bank of America Corp.	55,000	1,324,950
Cullen/Frost Bankers, Inc.	12,400	792,980
Zions Bancorp N.A.	20,000	584,400
		2,702,330
Beverages - 1.9%
The Coca-Cola Co.	26,100	1,288,557
PepsiCo, Inc.	6,700	928,620
		2,217,177
Biotechnology - 1.1%
Charles River Laboratories International, Inc. (a)	5,700	1,290,765

Chemicals - 5.6%
Air Products and Chemicals, Inc.	5,500	1,638,230
Corteva, Inc.	21,358	615,324
DuPont de Nemours, Inc.	8,158	452,606
Ecolab, Inc.	5,900	1,179,056
FMC Corp.	12,600	1,334,466
Linde PLC (b)	5,500	1,309,715
		6,529,397
Commercial Services & Supplies - 3.0%
Cintas Corp.	4,000	1,331,320
Waste Connections, Inc. (b)	9,500	986,100
Waste Management, Inc.	10,000	1,131,700
		3,449,120
Communications Equipment - 1.5%
QUALCOMM, Inc.	15,300	1,800,504

Computers & Peripherals - 2.2%
Apple, Inc.	22,200	2,570,982

Construction Materials - 0.8%
Martin Marietta Materials, Inc.	4,100	964,976

Diversified Financials - 2.0%
JPMorgan Chase & Co.	11,500	1,107,105
Moody's Corp.	4,200	1,217,370
		2,324,475
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	33,689	960,473
Verizon Communications, Inc.	16,341	972,126
		1,932,599
Electrical Equipment & Instruments - 1.7%
Emerson Electric Co.	15,600	1,022,892
Rockwell Automation, Inc.	4,500	993,060
		2,015,952
Electronic Equipment & Instruments - 1.7%
FLIR Systems, Inc.	13,700	491,145
National Instruments Corp.	12,800	456,960
Trimble, Inc. (a)	20,100	978,870
		1,926,975
Food & Drug Retailing - 1.0%
Walmart, Inc.	8,300	1,161,253

Food Products - 0.7%
Mondelez International, Inc. - Class A	13,400	769,830

Health Care Equipment & Supplies - 4.8%
Alcon, Inc. (a)(b)	20,800	1,184,560
Becton, Dickinson & Co.	2,200	511,896
Danaher Corp.	6,200	1,335,046
PerkinElmer, Inc.	10,100	1,267,651
Thermo Fisher Scientific, Inc.	2,950	1,302,484
		5,601,637
Household Products - 2.0%
Colgate-Palmolive Co.	11,900	918,085
Kimberly-Clark Corp.	6,000	885,960
The Procter & Gamble Co.	3,500	486,465
		2,290,510
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	600	1,889,238

IT Consulting & Services - 4.9%
Black Knight, Inc. (a)	18,400	1,601,720
Broadridge Financial Solutions, Inc.	10,200	1,346,400
PayPal Holdings, Inc. (a)	7,600	1,497,428
Visa, Inc. - Class A	6,100	1,219,817
		5,665,365
Machinery - 1.5%
Fortive Corp.	11,300	861,173
Xylem, Inc.	11,000	925,320
		1,786,493
Media & Entertainment - 4.6%
Alphabet, Inc. - Class C (a)	975	1,432,860
Facebook, Inc. - Class A (a)	4,700	1,230,930
Pinterest, Inc. - Class A (a)	35,000	1,452,850
The Walt Disney Co.	9,500	1,178,760
		5,295,400
Oil & Gas & Consumable Fuels - 2.2%
Cabot Oil & Gas Corp.	25,900	449,624
Chevron Corp.	9,095	654,840
ConocoPhillips	17,900	587,836
EOG Resources, Inc.	10,300	370,182
Pioneer Natural Resources Co.	6,100	524,539
		2,587,021
Personal Products - 0.8%
The Estee Lauder Cos., Inc. - Class A	4,000	873,000

Pharmaceuticals - 4.1%
Abbott Laboratories	12,000	1,305,960
Merck & Co., Inc.	15,200	1,260,840
Pfizer, Inc.	18,100	664,270
Zoetis, Inc.	9,526	1,575,315
		4,806,385
Real Estate Investment Trusts - 1.2%
American Tower Corp.	5,700	1,377,861

Road & Rail - 0.9%
Union Pacific Corp.	5,100	1,004,037

Software - 6.7%
Adobe, Inc. (a)	3,300	1,618,419
Microsoft Corp.	9,800	2,061,234
Oracle Corp.	17,800	1,062,660
RealPage, Inc. (a)	20,900	1,204,676
salesforce.com, Inc. (a)	7,400	1,859,768
		7,806,757
Software & Services - 1.3%
Akamai Technologies, Inc. (a)	13,800	1,525,452

Specialty Retail - 1.6%
The Home Depot, Inc.	5,700	1,582,947
O'Reilly Automotive, Inc. (a)	700	322,756
		1,905,703
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. - Class B	11,600	1,456,264
VF Corp.	18,200	1,278,550
		2,734,814
TOTAL COMMON STOCKS
(Cost $51,190,607)		80,880,121

	Principal
CORPORATE BONDS - 29.5%	Amount
Aerospace & Defense - 0.9%
Honeywell International, Inc.
1.350%, 06/01/2025
Callable 05/01/2025	$750,000	774,136
Raytheon Technologies Corp. (c)
3.700%, 12/15/2023
Callable 09/15/2023	250,000	272,210
		1,046,346
Banks - 3.2%
Bank of America Corp.:
2.625%, 04/19/2021	250,000	253,225
3.300%, 01/11/2023	500,000	531,037
The Bank of New York Mellon Corp.:
2.500%, 04/15/2021
Callable 03/15/2021	200,000	202,059
2.200%, 08/16/2023
Callable 06/16/2023	200,000	209,876
Comerica Bank
2.500%, 07/23/2024	300,000	319,365
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	475,000	515,162
Truist Bank:
2.625%, 01/15/2022
Callable 12/15/2021	500,000	513,959
3.200%, 04/01/2024
Callable 05/01/2024	250,000	271,319
4.050%, 11/03/2025
Callable 09/03/2025	385,000	445,965
3.300%, 05/15/2026
Callable 04/15/2026	400,000	449,276
		3,711,243
Beverages - 0.4%
PepsiCo, Inc.
3.000%, 08/25/2021	415,000	425,133

Biotechnology - 1.5%
AbbVie, Inc.:
2.850%, 05/14/2023
Callable 03/14/2023	250,000	263,089
3.200%, 05/14/2026
Callable 02/14/2026	600,000	661,375
Amgen, Inc.:
2.700%, 05/01/2022
Callable 03/01/2022	325,000	336,133
3.625%, 05/22/2024
Callable 02/22/2024	250,000	275,377
2.600%, 08/19/2026
Callable 05/19/2026	200,000	217,604
		1,753,578
Chemicals - 0.5%
Ecolab, Inc.
3.250%, 01/14/2023
Callable 11/14/2022	500,000	529,523

Communications Equipment - 1.2%
Cisco Systems, Inc.
2.200%, 09/20/2023
Callable	750,000	788,092
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	600,000	646,430
		1,434,522
Computers & Peripherals - 0.7%
Apple, Inc.:
2.850%, 05/06/2021	500,000	507,509
2.500%, 02/09/2025	250,000	269,975
3.200%, 05/13/2025	55,000	61,392
		838,876
Consumer Finance - 0.7%
American Express Co.:
3.400%, 02/27/2023
Callable 01/27/2023	125,000	133,245
3.700%, 08/03/2023
Callable 07/03/2023	300,000	325,928
3.000%, 10/30/2024
Callable 09/29/2024	350,000	380,097
		839,270
Diversified Financials - 1.1%
JPMorgan Chase & Co.:
2.400%, 06/07/2021
Callable 05/07/2021	400,000	405,065
3.250%, 09/23/2022	100,000	105,759
3.375%, 05/01/2023	225,000	240,214
3.875%, 02/01/2024	275,000	303,718
3.200%, 06/15/2026
Callable 03/15/2026	200,000	222,167
		1,276,923
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.400%, 05/15/2025
Callable 02/15/2025	750,000	830,725
Verizon Communications, Inc.:
2.450%, 11/01/2022
Callable 08/01/2022	500,000	518,123
3.500%, 11/01/2024
Callable 08/01/2024	250,000	276,263
		1,625,111
Electrical Equipment & Instruments - 1.3%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	419,327
3.150%, 06/01/2025
Callable 03/01/2025	200,000	220,629
Roper Technologies, Inc.:
2.800%, 12/15/2021
Callable 11/15/2021	600,000	615,392
1.000%, 09/15/2025
Callable 08/15/2025	250,000	250,718
		1,506,066
Electronic Equipment & Instruments - 0.5%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	539,241

Food & Drug Retailing - 0.7%
Walmart, Inc.
3.550%, 06/26/2025
Callable 04/26/2025	700,000	793,592

Health Care Equipment & Supplies - 0.9%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	250,000	279,274
Thermo Fisher Scientific, Inc.
3.000%, 04/15/2023
Callable 02/15/2023	705,000	746,106
		1,025,380
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.:
3.625%, 05/20/2021	100,000	102,056
1.450%, 09/01/2025
Callable 08/01/2025	500,000	516,433
		618,489
Internet & Catalog Retail - 0.6%
Amazon.com, Inc.
3.300%, 12/05/2021
Callable 10/05/2021	695,000	716,831

Machinery - 0.7%
Illinois Tool Works, Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	783,739

Media & Entertainment - 1.3%
Alphabet, Inc.:
3.375%, 02/25/2024	600,000	660,056
1.998%, 08/15/2026
Callable 05/15/2026	200,000	214,738
The Walt Disney Co.
1.750%, 08/30/2024
Callable 07/30/2024	665,000	692,948
		1,567,742
Oil & Gas & Consumable Fuels - 3.8%
Chevron Corp.:
2.411%, 03/03/2022
Callable 01/03/2022	500,000	513,219
1.995%, 05/11/2027
Callable 03/11/2027	400,000	423,730
ConocoPhillips
2.400%, 12/15/2022
Callable 09/15/2022	490,000	508,741
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	300,000	333,959
EOG Resources, Inc.
2.625%, 03/15/2023
Callable 12/15/2022	600,000	625,658
Exxon Mobil Corp.:
2.222%, 03/01/2021
Callable 02/01/2021	325,000	327,171
2.709%, 03/06/2025
Callable 12/06/2024	255,000	275,881
3.043%, 03/01/2026
Callable 12/01/2025	400,000	441,974
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	421,859
Schlumberger Investment SA (b)
3.650%, 12/01/2023
Callable 09/01/2023	500,000	538,398
		4,410,590
Pharmaceuticals - 2.1%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	480,000	522,276
3.875%, 09/15/2025
Callable 06/15/2025	255,000	291,692
Bristol-Myers Squibb Co.
3.625%, 05/15/2024
Callable 02/15/2024	250,000	275,626
Johnson & Johnson
0.550%, 09/01/2025
Callable 08/01/2025	735,000	735,747
Merck & Co., Inc.
2.350%, 02/10/2022	650,000	669,544
		2,494,885
Real Estate Investment Trusts - 0.9%
American Tower Corp.:
2.400%, 03/15/2025
Callable 02/15/2025	300,000	317,510
3.375%, 10/15/2026
Callable 07/15/2026	635,000	703,752
		1,021,262
Road & Rail - 1.3%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	632,630
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	227,924
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	627,082
		1,487,636
Semiconductor Equipment & Products - 0.5%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	500,000	568,401

Software - 1.8%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	700,000	740,857
Microsoft Corp.:
2.375%, 02/12/2022
Callable 01/12/2022	400,000	410,742
3.125%, 11/03/2025
Callable 08/03/2025	230,000	257,475
Oracle Corp.
2.800%, 07/08/2021	625,000	637,157
		2,046,231
Specialty Retail - 1.0%
The Home Depot, Inc.:
2.625%, 06/01/2022
Callable 05/01/2022	290,000	301,208
2.800%, 09/14/2027
Callable 06/14/2027	500,000	552,985
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	300,000	300,451
		1,154,644
TOTAL CORPORATE BONDS
(Cost $32,693,533)		34,215,254

SHORT-TERM INVESTMENT - 0.8%	Shares
Money Market Fund - 0.8%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 0.02% (d)	944,097	944,097

TOTAL SHORT-TERM INVESTMENT
(Cost $944,097)		944,097

Total Investments - 99.9%		116,039,472
(Cost $84,828,237)
Other Assets in Excess of Liabilities - 0.1%		101,612
TOTAL NET ASSETS - 100.0%		$116,141,084

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers. The fair market value of the Rule 144A securities was $272,210 representing 0.2% of the Fund’s total net assets.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of September 30, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$80,880,121	$–	$–	$80,880,121
Corporate Bonds	–	34,215,254	–	34,215,254
Money Market Fund	944,097	–	–	944,097
Total Investments	$81,824,218	$34,215,254	$–	$116,039,472